United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-7141

(Investment Company Act File Number)

Federated World Investment Series, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/09

Date of Reporting Period:  Six months ended 5/31/09

Item 1.                      Reports to Stockholders

Federated
World-Class Investment Manager

Federated International High
Income Fund

Established 1996

A Portfolio of Federated World Investment Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2009

Class A Shares
Class B Shares
Class C Shares
Class F Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2009		2008		2007	2006	2005		2004
Net Asset Value, Beginning of Period	$5.87		$8.98		$9.45	$9.02	$8.69		$8.56
Income From Investment Operations:
Net investment income	0.28	[1]	0.58	[1]	0.54	0.54	0.59	[1]	0.67
Net realized and unrealized gain (loss) on investments, foreign currency transactions, futures contracts and swap contracts	1.41		(2.87)		0.01	0.65	0.34		0.20
TOTAL FROM INVESTMENT OPERATIONS	1.69		(2.29)		0.55	1.19	0.93		0.87
Less Distributions:
Distributions from net investment income	(0.19)		(0.44)		(0.56)	(0.54)	(0.60)		(0.74)
Distributions from net realized gain on investments, foreign currency transactions, futures contracts and swap contracts	--		(0.37)		(0.46)	(0.22)	--		--
Distributions from paid-in capital [2]	--		(0.01	) [1]	--	--	--		--
TOTAL DISTRIBUTIONS	(0.19)		(0.82)		(1.02)	(0.76)	(0.60)		(0.74)
Net Asset Value, End of Period	$7.37		$5.87		$8.98	$9.45	$9.02		$8.69
Total Return [3]	29.00%		(27.91)%		6.12%	13.83%	11.08	% [4]	10.73%

Ratios to Average Net Assets:
Net expenses	1.22	% [5]	1.16%		1.16%	1.16%	1.07%		1.16%
Net investment income	8.61	% [5]	7.21%		5.87%	5.82%	6.64%		7.11%
Expense waiver/reimbursement [6]	0.82	% [5]	0.61%		0.36%	0.32%	0.45%		0.37%
Supplemental Data:
Net assets, end of period (000 omitted)	$58,417		$53,008		$98,758	$113,935	$95,330		$66,396
Portfolio turnover	43%		69%		70%	77%	74%		39%

1 Per share numbers have been calculated using the average shares method.

2 Represents a return of capital for federal income tax purposes.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the period, the Fund was reimbursed by an affiliated shareholder services provider, which had an impact of 0.09% on the total return.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2009		2008		2007	2006	2005	2004
Net Asset Value, Beginning of Period	$5.87		$8.98		$9.45	$9.02	$8.69	$8.56
Income From Investment Operations:
Net investment income	0.28	[1]	0.52	[1]	0.47	0.48	0.51 [1]	0.61
Net realized and unrealized gain (loss) on investments, foreign currency transactions, futures contracts and swap contracts	1.38		(2.87)		0.01	0.64	0.35	0.19
TOTAL FROM INVESTMENT OPERATIONS	1.66		(2.35)		0.48	1.12	0.86	0.80
Less Distributions:
Distributions from net investment income	(0.17)		(0.38)		(0.49)	(0.47)	(0.53)	(0.67)
Distributions from net realized gain on investments, foreign currency transactions, futures contracts and swap contracts	--		(0.37)		(0.46)	(0.22)	--	--
Distributions from paid-in capital [2]	--		(0.01	) [1]	--	--	--	--
TOTAL DISTRIBUTIONS	(0.17)		(0.76)		(0.95)	(0.69)	(0.53)	(0.67)
Net Asset Value, End of Period	$7.36		$5.87		$8.98	$9.45	$9.02	$8.69
Total Return [3]	28.64%		(28.41)%		5.31%	12.95%	10.23%	9.90%

Ratios to Average Net Assets:
Net expenses	1.97	% [4]	1.91%		1.94%	1.93%	1.91%	1.91%
Net investment income	8.68	% [4]	6.43%		5.08%	5.05%	5.80%	6.34%
Expense waiver/reimbursement [5]	0.82	% [4]	0.61%		0.35%	0.32%	0.38%	0.37%
Supplemental Data:
Net assets, end of period (000 omitted)	$15,391		$14,160		$31,624	$42,902	$57,496	$69,973
Portfolio turnover	43%		69%		70%	77%	74%	39%

1 Per share numbers have been calculated using the average shares method.

2 Represents a return of capital for federal income tax purposes.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2009		2008		2007	2006	2005	2004
Net Asset Value, Beginning of Period	$5.86		$8.97		$9.44	$9.01	$8.68	$8.55
Income From Investment Operations:
Net investment income	0.27	[1]	0.52	[1]	0.47	0.48	0.51 [1]	0.61
Net realized and unrealized gain (loss) on investments, foreign currency transactions, futures contracts and swap contracts	1.39		(2.87)		0.01	0.64	0.35	0.19
TOTAL FROM INVESTMENT OPERATIONS	1.66		(2.35)		0.48	1.12	0.86	0.80
Less Distributions:
Distributions from net investment income	(0.17)		(0.38)		(0.49)	(0.47)	(0.53)	(0.67)
Distributions from net realized gain on investments, foreign currency transactions, futures contracts and swap contracts	--		(0.37)		(0.46)	(0.22)	--	--
Distributions from paid-in capital [2]	--		(0.01	) [1]	--	--	--	--
TOTAL DISTRIBUTIONS	(0.17)		(0.76)		(0.95)	(0.69)	(0.53)	(0.67)
Net Asset Value, End of Period	$7.35		$5.86		$8.97	$9.44	$9.01	$8.68
Total Return [3]	28.48%		(28.44)%		5.33%	12.97%	10.24%	9.90%

Ratios to Average Net Assets:
Net expenses	1.97	% [4]	1.91%		1.93%	1.93%	1.91%	1.91%
Net investment income	8.50	% [4]	6.48%		5.08%	5.07%	5.80%	6.34%
Expense waiver/reimbursement [5]	0.82	% [4]	0.61%		0.36%	0.32%	0.38%	0.37%
Supplemental Data:
Net assets, end of period (000 omitted)	$17,246		$14,661		$27,508	$27,979	$24,008	$19,270
Portfolio turnover	43%		69%		70%	77%	74%	39%

1 Per share numbers have been calculated using the average shares method.

2 Represents a return of capital for federal income tax purposes.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended		Period Ended
	5/31/2009		11/30/2008		11/30/2007	[1]
Net Asset Value, Beginning of Period	$5.88		$8.98		$9.23
Income From Investment Operations:
Net investment income	0.35	[2]	0.58	[2]	0.26
Net realized and unrealized gain (loss) on investments, foreign currency transactions, futures contracts and swap contracts	1.33		(2.86)		(0.25)
TOTAL FROM INVESTMENT OPERATIONS	1.68		(2.28)		0.01
Less Distributions:
Distributions from net investment income	(0.19)		(0.44)		(0.26)
Distributions from net realized gain on investments, foreign currency transactions, futures contracts and swap contracts	--		(0.37)		--
Distributions from paid-in capital [3]	--		(0.01	) [2]	--
TOTAL DISTRIBUTIONS	(0.19)		(0.82)		(0.26)
Net Asset Value, End of Period	$7.37		$5.88		$8.98
Total Return [4]	29.00%		(27.77)%		0.13%

Ratios to Average Net Assets:
Net expenses	1.19	% [5]	1.14%		1.21	% [5]
Net investment income	10.81	% [5]	7.40%		5.22	% [5]
Expense waiver/reimbursement [6]	0.83	% [5]	0.61%		0.45	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$720		$837		$540
Portfolio turnover	43%		69%		70	% [7]

1 Reflects operations for the period from May 31, 2007 (start of performance) to November 30, 2007.

2 Per share numbers have been calculated using the average shares method.

3 Represents a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended November 30, 2007.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2008 to May 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charge (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2008	Ending Account Value 5/31/2009	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,290.00	$ 6.97
Class B Shares	$1,000	$1,286.40	$11.23
Class C Shares	$1,000	$1,284.80	$11.22
Class F Shares	$1,000	$1,290.00	$ 6.79
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.85	$ 6.14
Class B Shares	$1,000	$1,015.11	$ 9.90
Class C Shares	$1,000	$1,015.11	$ 9.90
Class F Shares	$1,000	$1,019.00	$ 5.99

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.22%
Class B Shares	1.97%
Class C Shares	1.97%
Class F Shares	1.19%

Portfolio of Investments Summary Table (unaudited)

At May 31, 2009, the Fund's issuer country exposure composition was as follows:

Country	Exposure as a Percentage of Total Net Assets [1]
Russia	18.0%
Venezuela	16.2%
Brazil	14.1%
Turkey	9.9%
Peru	6.5%
Mexico	5.0%
Argentina	4.8%
Indonesia	4.7%
Uruguay	3.5%
Colombia	2.1%
Panama	1.9%
India	1.3%
Kazakhstan	0.3%
Derivative Contracts [2,3]	0.0%
Cash Equivalents [4]	11.4%
Other Assets and Liabilities - Net [5]	0.3%
TOTAL	100.0%

1 This column depicts the Fund's exposure to various countries through its investment in foreign fixed-income securities. With respect to foreign corporate fixed-income securities, country allocations are based primarily on the country in which the issuing company (the "Issuer") has registered the security. However, the Fund's Adviser may allocate the Issuer to a country based on other factors such as the location of the Issuer's office, the jurisdiction of the Issuer's incorporation, the location of the principal trading market for the Issuer's securities or the country from which a majority of the Issuer's revenue is derived.

2 Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

3 Represents less than 0.1%.

4 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

5 Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

May 31, 2009 (unaudited)

Shares or Foreign Currency Par Amount			Value in U.S. Dollars
		COMMON STOCKS--0.0%
		Cable & Wireless Television--0.0%
2,500	[1]	Satelites Mexicanos S.A., de CV, Class Ins (IDENTIFIED COST $927,252)	$1,250
		CORPORATE BONDS--19.4%
		Banking--4.8%
$1,750,000	[2,3]	Banco Credito del Peru, Sub. Note, Series 144A, 6.95%, 11/7/2021	1,718,475
1,200,000	[2,3]	ICICI Bank Ltd., Note, Series 144A, 6.625%, 10/3/2012	1,184,371
500,000	[2,3]	Kazkommerts International BV, Company Guarantee, Series 144A, 8.00%, 11/3/2015	282,500
1,500,000	[2,3]	VTB Capital SA, Bond, Series 144A, 6.25%, 6/30/2035	1,192,500
		TOTAL	4,377,846
		Broadcast Radio & TV--2.2%
2,000,000		Grupo Televisa S.A., Sr. Note, 8.50%, 3/11/2032	2,054,961
		Cable & Wireless Television--0.3%
1,339,932		Satelites Mexicanos SA, Sr. Note, 10.125%, 11/30/2013	254,587
		Container & Glass Products--1.2%
1,300,000		Vitro SA, Note, 11.75%, 11/1/2013	437,125
2,000,000		Vitro SA, Sr. Unsecd. Note, 9.125%, 2/1/2017	672,500
		TOTAL	1,109,625
		Metals & Mining--3.5%
2,000,000		Alrosa Finance SA, Company Guarantee, 8.875%, 11/17/2014	1,667,600
1,750,000		Vale Overseas Ltd., 6.875%, 11/21/2036	1,540,961
		TOTAL	3,208,561
		Oil & Gas--6.3%
2,960,000	[2,3]	Gazprom, Note, Series 144A, 8.625%, 4/28/2034	2,934,100
1,000,000	[2,3]	Gazprom, Note, Series 144A, 9.625%, 3/1/2013	1,029,000
Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Oil & Gas--continued
$1,050,000	[2,3]	Petroleos Mexicanos, Note, Series 144A, 8.00%, 5/3/2019	$1,169,722
1,000,000	[2,3]	Transportadora de Gas de Sur S.A., Series 144A, 7.875%, 5/14/2017	680,000
		TOTAL	5,812,822
		Utilities--1.1%
1,000,000	[2,3]	ISA Capital DO Brasil SA, Series 144A, 8.80%, 1/30/2017	1,022,500
		TOTAL CORPORATE BONDS (IDENTIFIED COST $22,475,147)	17,840,902
		FLOATING RATE LOAN-0.7%
600,000	[4]	Carolbrl, 4.406%, 9/30/2010 (IDENTIFIED COST $595,555)	597,000
		GOVERNMENTS/AGENCIES--68.2%
		Sovereign--68.2%
1,060,000		Argentina, Government of, 12.00%, 6/19/2031	148,400
2,850,000		Argentina, Government of, Bond, 1.683%, 8/3/2012	920,550
3,712,927		Argentina, Government of, Note, 8.28%, 12/31/2033	1,522,300
5,000,000		Argentina, Government of, Unsub., 2.50%, 12/31/2038	1,150,000
7,400,000		Brazil, Government of, 6.00%, 8/15/2010	7,035,217
2,900,000		Brazil, Government of, Note, 10.00%, 1/1/2017	1,393,452
1,500,000		Brazil, Government of, Note, 6.00%, 5/15/2015	1,344,706
500,000		Colombia, Government of, 7.375%, 9/18/2037	511,250
2,821,000,000		Colombia, Government of, 9.85%, 6/28/2027	1,436,281
2,500,000	[2,3]	Indonesia, Government of, Series 144A, 8.50%, 10/12/2035	2,575,000
1,400,000	[2,3]	Indonesia, Government of, Sr. Unsecd. Note, Series 144A, 11.625%, 3/4/2019	1,767,500
1,760,000		Panama, Government of, 6.70%, 1/26/2036	1,733,600
4,276,000		Peru, Government of, 6.55%, 3/14/2037	4,222,550
3,220,000		Republica Oriental del Uruguay, 7.625%, 3/21/2036	3,195,850
9,648,000	[2,3]	Russia, Government of, Unsub., Series 144A, 7.50%, 3/31/2030	9,672,602
4,200,000		Turkey, Government of, 14.00%, 9/26/2012	2,779,009
Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		GOVERNMENTS/AGENCIES--continued
		Sovereign--continued
$6,930,000		Turkey, Government of, 6.875%, 3/17/2036	$6,306,300
4,900,000		Venezuela, Government of, 10.75%, 9/19/2013	3,883,250
15,150,000		Venezuela, Government of, 9.375%, 1/13/2034	8,787,000
4,300,000		Venezuela, Government of, Note, 7.65%, 4/21/2025	2,211,920
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $70,388,003)	62,596,737
		MUTUAL FUND--11.4%
10,487,515	[5,6]	Prime Value Obligations Fund, Institutional Shares, 0.87% (AT NET ASSET VALUE)	10,487,515
		TOTAL INVESTMENTS--99.7% (IDENTIFIED COST $104,873,472) [7]	91,523,404
		OTHER ASSETS AND LIABILITIES - NET--0.3% [8]	249,472
		TOTAL NET ASSETS--100%	$91,772,876

At May 31, 2009, the Fund had outstanding foreign exchange contracts as follows:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
6/30/2009	3,164,000 Peruvian Nouveau Sol	$1,000,000	$ 57,675
Contracts Sold:
6/30/2009	3,164,000 Peruvian Nouveau Sol	$1,020,645	$ (37,030)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$ 20,645

Net Unrealized Appreciation on Foreign Exchange Contracts is included in "Other Assets and Liabilities - Net."

1 Non-income producing security.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2009, these restricted securities amounted to $25,228,270, which represented 27.5% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the "Directors"). At May 31, 2009, these liquid restricted securities amounted to $25,228,270, which represented 27.5% of total net assets.

4 The rate shown represents a weighted average coupon rate on settled positions at year end. Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

5 Affiliated company.

6 7-Day net yield.

7 The cost of investments for federal tax purposes amounts to $104,984,276.

8 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1--Quoted Prices and Investments in Mutual Funds	$ 10,487,515	$ --
Level 2--Other Significant Observable Inputs	$81,035,889	20,645
Level 3--Significant Unobservable Inputs	--	--
TOTAL	$91,523,404	$20,645

* Other financial instruments include foreign exchange contracts

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2009 (unaudited)

Assets:
Total investments in securities, at value including $10,487,515 of investments in an affiliated issuer (Note 5) (identified cost $104,873,472)		$91,523,404
Cash denominated in foreign currencies (identified cost $39,020)		41,074
Income receivable		1,698,550
Receivable for shares sold		137,008
Receivable for foreign exchange contracts		57,675
TOTAL ASSETS		93,457,711
Liabilities:
Payable for investments purchased	$1,135,278
Payable for shares redeemed	359,610
Payable for foreign exchange contracts	37,030
Payable for transfer and dividend disbursing agent fees and expenses	45,264
Payable for Directors'/Trustees' fees	308
Payable for distribution services fee (Note 5)	20,521
Payable for shareholder services fee (Note 5)	17,022
Accrued expenses	69,802
TOTAL LIABILITIES		1,684,835
Net assets for 12,466,261 shares outstanding		$91,772,876
Net Assets Consist of:
Paid-in capital		$111,165,240
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(13,322,095)
Accumulated net realized loss on investments, swap contracts, futures contracts and foreign currency transactions		(6,096,775)
Undistributed net investment income		26,506
TOTAL NET ASSETS		$91,772,876

Statement of Assets and Liabilities - continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($58,416,701 ÷ 7,929,235 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$7.37
Offering price per share (100/95.50 of $7.37)	$7.72
Redemption proceeds per share	$7.37
Class B Shares:
Net asset value per share ($15,390,715 ÷ 2,091,993 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$7.36
Offering price per share	$7.36
Redemption proceeds per share (94.50/100 of $7.36)	$6.96
Class C Shares:
Net asset value per share ($17,245,834 ÷ 2,347,420 shares outstanding), $0.001, par value, 100,000,000 shares authorized	$7.35
Offering price per share	$7.35
Redemption proceeds per share (99.00/100 of $7.35)	$7.28
Class F Shares:
Net asset value per share ($719,626 ÷ 97,613 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$7.37
Offering price per share (100/99.00 of $7.37)	$7.44
Redemption proceeds per share (99.00/100 of $7.37)	$7.30

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2009 (unaudited)

Investment Income:
Dividends received from an affiliated issuer (Note 5)		$10,509
Interest		4,054,199
TOTAL INCOME		4,064,708
Expenses:
Investment adviser fee (Note 5)	$352,419
Administrative personnel and services fee (Note 5)	134,631
Custodian fees	40,295
Transfer and dividend disbursing agent fees and expenses	114,749
Directors'/Trustees' fees	2,821
Auditing fees	14,547
Legal fees	3,319
Portfolio accounting fees	41,017
Distribution services fee--Class B Shares (Note 5)	54,072
Distribution services fee--Class C Shares (Note 5)	58,269
Shareholder services fee--Class A Shares (Note 5)	64,860
Shareholder services fee--Class B Shares (Note 5)	18,024
Shareholder services fee--Class C Shares (Note 5)	19,146
Shareholder services fee--Class F Shares (Note 5)	813
Account administration fee--Class A Shares	408
Share registration costs	19,895
Printing and postage	14,798
Insurance premiums	2,212
Taxes	1,699
Miscellaneous	2,059
TOTAL EXPENSES	960,053

Statement of Operations - continued

Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(313,761)
Waiver of administrative personnel and services fee	(27,009)
TOTAL WAIVERS AND REIMBURSEMENT		$(340,770)
Net expenses			$619,283
Net investment income			3,445,425
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(3,310,069)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			20,893,952
Net realized and unrealized gain on investments and foreign currency transactions			17,583,883
Change in net assets resulting from operations			$21,029,308

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2009	Year Ended 11/30/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,445,425	$9,350,592
Net realized loss on investments, swap contracts, futures contracts and foreign currency transactions	(3,310,069)	(5,789,240)
Net change in unrealized appreciation/depreciation of investments, swap contracts and translation of assets and liabilities in foreign currency	20,893,952	(40,332,880)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	21,029,308	(36,771,528)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,527,115)	(4,671,521)
Class B Shares	(372,248)	(1,190,342)
Class C Shares	(401,746)	(1,103,653)
Class F Shares	(21,532)	(56,508)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions
Class A Shares	--	(4,113,488)
Class B Shares	--	(1,262,623)
Class C Shares	--	(1,101,964)
Class F Shares	--	(40,188)
Distributions from paid-in capital
Class A Shares	--	(168,158)
Class B Shares	--	(43,048)
Class C Shares	--	(39,936)
Class F Shares	--	(2,037)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,322,641)	(13,793,466)
Share Transactions:
Proceeds from sale of shares	12,180,506	24,163,794
Net asset value of shares issued to shareholders in payment of distributions declared	1,662,239	9,735,367
Cost of shares redeemed	(23,443,015)	(59,097,739)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(9,600,270)	(25,198,578)
Change in net assets	9,106,397	(75,763,572)
Net Assets:
Beginning of period	82,666,479	158,430,051
End of period (including undistributed (distributions in excess of) net investment income of $26,506 and $(1,096,278), respectively)	$91,772,876	$82,666,479

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2009 (unaudited)

1. ORGANIZATION

Federated World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated International High Income Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to seek a high level of current income. The Fund has a secondary objective of capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended May 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or "swapped" between parties are generally calculated with respect to a "notional amount" for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The "buyer" in a credit default swap is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the "par value," of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security.

The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in "Swaps, at value" on the Statement of Assets and Liabilities, and periodic payments are reported as "Net realized gain (loss) on swap contracts" in the Statement of Operations. For the six months ended May 31, 2009, the Fund had no net realized gain or loss on swap contracts.

At May 31, 2009, the Fund had no outstanding swap contracts.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

At May 31, 2009, the Fund had no outstanding futures contracts.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments

	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under Statement 133
Foreign exchange contracts	Receivable for foreign exchange contracts	$57,675	Payable for foreign exchange contracts	$37,030

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(90,898)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$132,354

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2009		Year Ended 11/30/2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,509,593	$10,472,194	2,312,024	$18,994,197
Shares issued to shareholders in payment of distributions declared	184,980	1,198,409	828,447	6,804,756
Shares redeemed	(2,793,216)	(18,007,624)	(5,109,700)	(39,338,181)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,098,643)	$(6,337,021)	(1,969,229)	$(13,539,228)

	Six Months Ended 5/31/2009		Year Ended 11/30/2008
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	161,203	$1,057,545	205,540	$1,691,342
Shares issued to shareholders in payment of distributions declared	36,844	237,877	192,412	1,588,929
Shares redeemed	(518,425)	(3,326,632)	(1,507,652)	(11,741,726)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(320,378)	$(2,031,210)	(1,109,700)	$(8,461,455)

	Six Months Ended 5/31/2009		Year Ended 11/30/2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	89,628	$589,442	328,488	$2,689,994
Shares issued to shareholders in payment of distributions declared	31,859	205,639	151,533	1,248,053
Shares redeemed	(275,128)	(1,749,411)	(1,045,794)	(7,883,740)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(153,641)	$(954,330)	(565,773)	$(3,945,693)

	Six Months Ended 5/31/2009		Year Ended 11/30/2008
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	8,904	$61,325	90,691	$788,261
Shares issued to shareholders in payment of distributions declared	3,149	20,314	11,518	93,629
Shares redeemed	(56,977)	(359,348)	(19,797)	(134,092)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(44,924)	$(277,709)	82,412	$747,798
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(1,617,586)	$(9,600,270)	(3,562,290)	$(25,198,578)

4. FEDERAL TAX INFORMATION

At May 31, 2009, the cost of investments for federal tax purposes was $104,984,276. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $13,460,872. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,578,598 and net unrealized depreciation from investments for those securities having an excess of cost over value of $16,039,470.

At November 30, 2008, the Fund had a capital loss carryforward of $2,188,703 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2016.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.85% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2009, the Adviser voluntarily waived $313,282 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2009, the net fee paid to FAS was 0.260% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above. FAS waived $27,009 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2009, FSC retained $9,037 of fees paid by the Fund. For the six months ended May 31, 2009, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Directors.

Sales Charges

Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2009, FSC retained $2,680 in sales charges from the sale of Class A Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $1,352 of Service Fees for the six months ended May 31, 2009. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended May 31, 2009, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares (after the voluntary waivers and reimbursements) will not exceed 1.25%, 2.00%, 2.00% and 1.25%, respectively, for the fiscal year ending November 30, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through January 31, 2010.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2009, the Adviser reimbursed $479. Transactions with the affiliated company during the six months ended May 31, 2009 were as follows:

Affiliate	Balance of Shares Held 11/30/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	945,846	40,605,829	31,064,160	10,487,515	$10,487,515	$10,509

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2009, were as follows:

Purchases	$34,422,208
Sales	$51,185,505

7. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

8. LINE OF CREDIT

The Fund participates in a $75,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of May 31, 2009, there were no outstanding loans. During the six months ended May 31, 2009, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of May 31, 2009, there were no outstanding loans. During the six months ended May 31, 2009, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB released Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements .. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory
Contract - May 2009

FEDERATED INTERNATIONAL HIGH INCOME FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, it is believed that, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428U771
Cusip 31428U763
Cusip 31428U755
Cusip 31428U649

G01949-02 (7/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated International Leaders Fund

Established 1998

formerly, Federated International Value Fund

A Portfolio of Federated World Investment Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2009

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2009
Net Asset Value, Beginning of Period	$13.97
Income From Investment Operations:
Net investment income (loss)	0.20	[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.78
TOTAL FROM INVESTMENT OPERATIONS	2.98
Less Distributions:
Distributions from net investment income	(0.34)
Distributions from net realized gain on investments and foreign currency transactions	--
TOTAL DISTRIBUTIONS	(0.34)
Redemption Fees	0.00	[2]
Net Asset Value, End of Period	$16.61
Total Return [3]	21.72%

Ratios to Average Net Assets:
Net expenses	1.75	% [5]
Net investment income (loss)	2.98	% [5]
Expense waiver/reimbursement [7]	0.62	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$56,046
Portfolio turnover	16%

1 Per share numbers have been calculated using the average shares method.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the year, the Fund was reimbursed by the Adviser, which had an impact of 0.07% on the total return.

5 Computed on an annualized basis.

6 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratio is 1.95% for the year ended November 30, 2005 after taking into account this expense reduction.

7 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,
2008	2007	2006	2005		2004
$26.04	$23.49	$18.22	$16.33		$15.44

0.32 [1]	0.21 [1]	0.53 [1]	0.11	[1]	(0.08	) [1]
(12.22)	2.82	4.83	2.10		2.49
(11.90)	3.03	5.36	2.21		2.41

(0.17)	(0.48)	(0.09)	--		--
--	--	--	(0.32)		(1.52)
(0.17)	(0.48)	(0.09)	(0.32)		(1.52)
0.00 [2]	0.00 [2]	0.00 [2]	0.00	[2]	0.00	[2]
$13.97	$26.04	$23.49	$18.22		$16.33
(46.00)%	13.09%	29.51%	13.71%		16.73	% [4]

1.65%	1.65%	1.65%	1.95	% [6]	2.47%
1.45%	0.83%	2.54%	0.65%		(0.54)%
0.25%	0.08%	0.20%	0.05%		0.10%

$51,749	$115,052	$86,655	$51,204		$41,732
3%	12%	8%	28%		56%

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2009
Net Asset Value, Beginning of Period	$13.12
Income From Investment Operations:
Net investment income (loss)	0.12	[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.65
TOTAL FROM INVESTMENT OPERATIONS	2.77
Less Distributions:
Distributions from net investment income	(0.12)
Distributions from net realized gain on investments and foreign currency transactions	--
TOTAL DISTRIBUTIONS	(0.12)
Redemption Fees	0.00	[2]
Net Asset Value, End of Period	$15.77
Total Return [3]	21.27%

Ratios to Average Net Assets:
Net expenses	2.49	% [5]
Net investment income (loss)	1.87	% [5]
Expense waiver/reimbursement [7]	0.63	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$11,151
Portfolio turnover	16%

1 Per share numbers have been calculated using the average shares method.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the year, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return.

5 Computed on an annualized basis.

6 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratio is 2.70% for the year ended November 30, 2005 after taking into account this expense reduction.

7 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,
2008	2007	2006	2005		2004
$24.49	$22.14	$17.22	$15.56		$14.89

0.13 [1]	0.02 [1]	0.36 [1]	(0.02	) [1]	(0.18	) [1]
(11.50)	2.66	4.56	2.00		2.37
(11.37)	2.68	4.92	1.98		2.19

--	(0.33)	--	--		--
--	--	--	(0.32)		(1.52)
--	(0.33)	--	(0.32)		(1.52)
0.00 [2]	0.00 [2]	0.00 [2]	0.00	[2]	0.00	[2]
$13.12	$24.49	$22.14	$17.22		$15.56
(46.43)%	12.23%	28.57%	12.89%		15.78	% [4]

2.40%	2.40%	2.40%	2.70	% [6]	3.22%
0.64%	0.06%	1.80%	(0.12)%		(1.27)%
0.23%	0.08%	0.20%	0.05%		0.10%

$12,837	$46,055	$46,604	$34,834		$35,867
3%	12%	8%	28%		56%

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2009
Net Asset Value, Beginning of Period	$13.15
Income From Investment Operations:
Net investment income (loss)	0.14	[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.63
TOTAL FROM INVESTMENT OPERATIONS	2.77
Less Distributions:
Distributions from net investment income	(0.16)
Distributions from net realized gain on investments and foreign currency transactions	--
TOTAL DISTRIBUTIONS	(0.16)
Redemption Fees	0.00	[2]
Net Asset Value, End of Period	$15.76
Total Return [3]	21.28%

Ratios to Average Net Assets:
Net expenses	2.50	% [5]
Net investment income (loss)	2.24	% [5]
Expense waiver/reimbursement [7]	0.62	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$5,988
Portfolio turnover	16%

1 Per share numbers have been calculated using the average shares method.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the year, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return.

5 Computed on an annualized basis.

6 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratio is 2.70% for the year ended November 30, 2005 after taking into account this expense reduction.

7 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,
2008	2007	2006	2005		2004
$24.55	$22.20	$17.27	$15.60		$14.92

0.14 [1]	0.02 [1]	0.36 [1]	(0.01	) [1]	(0.18	) [1]
(11.54)	2.67	4.57	2.00		2.38
(11.40)	2.69	4.93	1.99		2.20

--	(0.34)	--	--		--
--	--	--	(0.32)		(1.52)
--	(0.34)	--	(0.32)		(1.52)
0.00 [2]	0.00 [2]	0.00 [2]	0.00	[2]	0.00	[2]
$13.15	$24.55	$22.20	$17.27		$15.60
(46.44)%	12.27%	28.55%	12.92%		15.82	% [4]

2.39%	2.39%	2.40%	2.70	% [6]	3.22%
0.68%	0.09%	1.82%	(0.06)%		(1.26)%
0.24%	0.08%	0.20%	0.05%		0.10%

$5,474	$14,662	$11,911	$7,455		$5,498
3%	12%	8%	28%		56%

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments and redemption/exchange fees; and (2) ongoing costs, including management fees and, to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2008 to May 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charge (loads) on purchases or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2008	Ending Account Value 5/31/2009	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$ 1,217.20	$ 9.67
Class B Shares	$1,000	$1,212.70	$13.74
Class C Shares	$1,000	$1,212.80	$13.79
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,016.21	$ 8.80
Class B Shares	$1,000	$1,012.52	$12.49
Class C Shares	$1,000	$ 1,012.47	$12.54

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.75%
Class B Shares	2.49%
Class C Shares	2.50%

Portfolio of Investments Summary Tables (unaudited)

At May 31, 2009, the Fund's portfolio composition 1 was as follows:

Country	Percentage of Total Net Assets
Switzerland	25.0%
United Kingdom	20.6%
France	9.3%
Bermuda	7.5%
Mexico	7.3%
Germany	5.7%
Hong Kong	4.4%
United States	3.5%
Singapore	3.3%
Netherlands	2.9%
Spain	2.3%
Canada	2.0%
Italy	2.0%
Sweden	1.5%
Japan	1.1%
Thailand	0.5%
Cash Equivalents [2]	0.4%
Other Assets and Liabilities - Net [3]	0.7%
TOTAL	100.0%

1 Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's Adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.

2 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

At May 31, 2009, the Fund's sector classification composition 4 was as follows:

Sector Classification	Percentage of Total Net Assets
Financials	40.9%
Consumer Discretionary	24.2%
Industrials	13.4%
Consumer Staples	10.3%
Energy	5.3%
Materials	4.8%
Cash Equivalents [2]	0.4%
Other Assets and Liabilities - Net [3]	0.7%
TOTAL	100.0%

4 Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.

Portfolio of Investments

May 31, 2009 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS--98.9%
		Automobiles & Components--5.6%
64,282		Bayerische Motoren Werke AG	$2,316,775
49,579		Daimler AG	1,818,338
		TOTAL	4,135,113
		Banks--13.4%
33,544		BNP Paribas SA	2,332,098
158,423		Banco Santander Central Hispano, SA	1,708,016
147,300	[1]	Bangkok Bank Public Co., Ltd.	392,731
433,854		HSBC Holdings PLC	3,903,136
99,000		United Overseas Bank Ltd.	979,451
56,000		Wing Hang Bank Ltd.	505,058
		TOTAL	9,820,490
		Capital Goods--3.5%
85,000		Assa Abloy AB, Class B	1,122,423
69,800		Ingersoll-Rand Co. Ltd., Class A	1,412,054
		TOTAL	2,534,477
		Commercial & Professional Services--6.6%
67,142		Adecco SA	2,929,752
459,936		Michael Page International PLC	1,916,859
		TOTAL	4,846,611
		Consumer Durables & Apparel--5.9%
81,462		Compagnie Financiere Richemont AG	1,783,263
6,511		Swatch Group AG, Class B	1,085,292
25,700		Tod's SpA	1,454,002
		TOTAL	4,322,557
		Consumer Services--3.1%
29,254		Accor SA	1,301,792
92,115		InterContinental Hotels Group PLC	981,422
		TOTAL	2,283,214
		Diversified Financials--18.0%
68,152		Credit Suisse Group AG	3,049,885
171,429		Invesco Ltd.	2,682,864
76,120		Janus Capital Group, Inc.	771,857
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Diversified Financials--continued
81,456		Julius Baer Holding Ltd., Zurich, Class B	$3,470,704
162,600		Schroders PLC	2,293,934
60,810		UBS AG	919,357
		TOTAL	13,188,601
		Energy--5.3%
37,600		Tidewater, Inc.	1,792,392
26,341	[1]	Transocean Sedco Forex, Inc.	2,093,583
		TOTAL	3,885,975
		Food, Beverage & Tobacco--8.8%
222,908		Cadbury Schweppes PLC	1,948,355
156,097		Diageo PLC	2,130,895
42,498		Nestle SA	1,544,313
13,485		Pernod-Ricard	842,806
		TOTAL	6,466,369
		Household & Personal Products--1.5%
13,500		L'Oreal SA	1,067,346
		Insurance--3.8%
68,118		AXA	1,275,601
56,714		Sun Life Financial Services of Canada	1,496,115
		TOTAL	2,771,716
		Materials--4.8%
45,310		Akzo Nobel NV	2,111,751
2,150		Givaudan SA	1,411,370
		TOTAL	3,523,121
		Media--7.6%
41,300		Asatsu, Inc.	834,706
161,600		Grupo Televisa SA, GDR	2,873,248
249,752		WPP PLC	1,870,180
		TOTAL	5,578,134
		Real Estate--5.7%
220,000		City Developments Ltd.	1,442,627
266,900	[1]	Hang Lung Properties Ltd.	892,459
147,086		Sun Hung Kai Properties	1,837,545
		TOTAL	4,172,631
		Retailing--1.9%
76,269		Signet Jewelers Ltd.	1,372,079
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Transportation--3.4%
70,800		Grupo Aeroportuario del Sureste SAB de CV, Class B, ADR	$2,461,716
		TOTAL COMMON STOCKS (IDENTIFIED COST $69,943,170)	72,430,150
		MUTUAL FUND--0.4%
271,064	[2,3]	Prime Value Obligations Fund, Institutional Shares, 0.87% (AT NET ASSET VALUE)	271,064
		TOTAL INVESTMENTS--99.3% (IDENTIFIED COST $70,214,234) [4]	72,701,214
		OTHER ASSETS AND LIABILITIES - NET--0.7% [5]	483,628
		TOTAL NET ASSETS--100%	$73,184,842

1 Non-income producing security.

2 Affiliated company.

3 7-Day net yield.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$17,226,972
Level 2--Other Significant Observable Inputs	55,474,242
Level 3--Significant Unobservable Inputs	--
TOTAL	$72,701,214

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depository Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2009 (unaudited)

Assets:
Total investments in securities, at value including $271,064 of investments in an affiliated issuer (Note 5) (identified cost $70,214,234)		$72,701,214
Cash		124
Cash denominated in foreign currencies (identified cost $62,463)		63,515
Income receivable		617,812
Receivable for shares sold		205,011
TOTAL ASSETS		73,587,676
Liabilities:
Payable for shares redeemed	$257,386
Payable for custodian fees	12,813
Payable for transfer and dividend disbursing agent fees and expenses	60,611
Payable for Directors'/Trustees' fees	325
Payable for auditing fees	13,210
Payable for distribution services fee (Note 5)	10,352
Payable for shareholder services fee (Note 5)	19,260
Payable for share registration costs	18,702
Accrued expenses	10,175
TOTAL LIABILITIES		402,834
Net assets for 4,460,205 shares outstanding		$73,184,842
Net Assets Consist of:
Paid-in capital		$86,740,779
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		2,500,483
Accumulated net realized loss on investments and foreign currency transactions		(16,945,171)
Undistributed net investment income		888,751
TOTAL NET ASSETS		$73,184,842
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($56,046,236 ÷ 3,373,428 shares outstanding), $0.001 par value, 100,000,000 shares authorized		$16.61
Offering price per share (100/94.50 of $16.61)		$17.58
Redemption proceeds per share (98.00/100 of $16.61)		$16.28
Class B Shares:
Net asset value per share ($11,150,640 ÷ 706,878 shares outstanding), $0.001 par value, 100,000,000 shares authorized		$15.77
Offering price per share		$15.77
Redemption proceeds per share (92.50/100 of $15.77)		$14.59
Class C Shares:
Net asset value per share ($5,987,966 ÷ 379,899 shares outstanding), $0.001 par value, 100,000,000 shares authorized		$15.76
Offering price per share		$15.76
Redemption proceeds per share (97.00/100 of $15.76)		$15.29

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2009 (unaudited)

Investment Income:
Dividends (including $2,940 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $111,484)			$1,516,400
Expenses:
Investment adviser fee (Note 5)		$324,701
Administrative personnel and services fee (Note 5)		114,685
Custodian fees		15,419
Transfer and dividend disbursing agent fees and expenses		138,665
Directors'/Trustees' fees		2,758
Auditing fees		14,809
Legal fees		3,451
Portfolio accounting fees		31,681
Distribution services fee--Class B Shares (Note 5)		40,259
Distribution services fee--Class C Shares (Note 5)		19,292
Shareholder services fee--Class A Shares (Note 5)		60,620
Shareholder services fee--Class B Shares (Note 5)		13,420
Shareholder services fee--Class C Shares (Note 5)		6,301
Account administration fee--Class A Shares		278
Share registration costs		18,336
Printing and postage		18,568
Insurance premiums		2,189
Taxes		1,887
Miscellaneous		1,250
TOTAL EXPENSES		828,569
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(179,206)
Waiver of administrative personnel and services fee	(22,114)
TOTAL WAIVERS AND REIMBURSEMENT		(201,320)
Net expenses			627,249
Net investment income			889,151
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions (including foreign taxes withheld of $8,154)			(6,490,225)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			18,380,506
Net realized and unrealized gain on investments and foreign currency transactions			11,890,281
Change in net assets resulting from operations			$12,779,432

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2009	Year Ended 11/30/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$889,151	$1,616,567
Net realized loss on investments and foreign currency transactions	(6,490,225)	(753,758)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	18,380,506	(70,803,577)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	12,779,432	(69,940,768)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,256,396)	(758,845)
Class B Shares	(113,839)	--
Class C Shares	(67,313)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,437,548)	(758,845)
Share Transactions:
Proceeds from sale of shares	5,297,126	23,193,597
Net asset value of shares issued to shareholders in payment of distributions declared	1,312,859	692,355
Cost of shares redeemed	(14,827,083)	(58,898,070)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(8,217,098)	(35,012,118)
Redemption Fees	148	1,549
Change in net assets	3,124,934	(105,710,182)
Net Assets:
Beginning of period	70,059,908	175,770,090
End of period (including undistributed net investment income of $888,751 and $1,437,148, respectively)	$73,184,842	$70,059,908

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2009 (unaudited)

1. ORGANIZATION

Federated World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated International Leaders Fund (formerly, Federated International Value Fund) (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term growth of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the "Directors").
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services, shareholder services and account administration fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended May 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2009		Year Ended 11/30/2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	342,195	$4,664,098	893,778	$20,437,095
Shares issued to shareholders in payment of distributions declared	81,068	1,151,972	27,066	692,355
Shares redeemed	(753,378)	(10,222,636)	(1,634,828)	(33,967,885)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(330,115)	$(4,406,566)	(713,984)	$(12,838,435)

	Six Months Ended 5/31/2009		Year Ended 11/30/2008
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	30,413	$402,344	84,437	$1,840,218
Shares issued to shareholders in payment of distributions declared	7,648	103,479	--	--
Shares redeemed	(309,352)	(3,888,668)	(986,742)	(20,315,760)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(271,291)	$(3,382,845)	(902,305)	$(18,475,542)

	Six Months Ended 5/31/2009		Year Ended 11/30/2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	17,240	$230,684	48,256	$916,284
Shares issued to shareholders in payment of distributions declared	4,246	57,408	--	--
Shares redeemed	(57,787)	(715,779)	(229,372)	(4,614,425)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(36,301)	$(427,687)	(181,116)	$(3,698,141)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(637,707)	$(8,217,098)	(1,797,405)	$(35,012,118)

Redemption Fees

The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class B Shares and Class C Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in-capital. For the six months ended May 31, 2009, the redemption fees for Class A Shares, Class B Shares and Class C Shares amounted to $112, $24 and $12, respectively. For the year ended November 30, 2008, the redemption fees for Class A Shares, Class B Shares and Class C Shares amounted to $1,085, $343 and $121, respectively.

4. FEDERAL TAX INFORMATION

At May 31, 2009, the cost of investments for federal tax purposes was $70,214,234. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $2,486,980. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $14,267,925 and net unrealized depreciation from investments for those securities having an excess of cost over value of $11,780,945.

At November 30, 2008, the Fund had a capital loss carryforward of $10,454,945 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$9,862,709
2010	$ 27,090
2016	$ 565,146

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp. is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.00% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2009, the Adviser voluntarily waived $179,038 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2009, the net fee paid to FAS was 0.285% of average daily net assets of the Fund. FAS waived $22,114 of its fee. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2009, FSC retained $3,564 of fees paid by the Fund. For the six months ended May 31, 2009, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Directors.

Sales Charges

Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2009, FSC retained $1,742 in sales charges from the sale of Class A Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended May 31, 2009, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 1.80%, 2.55% and 2.55%, respectively, for the fiscal year ending November 30, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through January 31, 2010.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2009, the Adviser reimbursed $168. Transactions with the affiliated company during the six months ended May 31, 2009 were as follows:

Affiliate	Balance of Shares Held 11/30/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	99,384	9,791,681	9,620,001	271,064	$271,064	$2,940

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2009, were as follows:

Purchases	$10,092,332
Sales	$19,301,027

7. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. LINE OF CREDIT

The Fund participates in a $75,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of May 31, 2009, there were no outstanding loans. During the six months ended May 31, 2009, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of May 31, 2009, there were no outstanding loans. During the six months ended May 31, 2009, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB released Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements .. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund's net assets or results of operations.

12. SUBSEQUENT EVENT

Effective July 1, 2009, the Fund changed its name to Federated International Leaders Fund.

Evaluation and Approval of Advisory
Contract - May 2009

FEDERATED INTERNATIONAL LEADERS FUND (THE "FUND") FORMERLY, FEDERATED INTERNATIONAL VALUE FUND

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, it is believed that, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the report, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428U847
Cusip 31428U839
Cusip 31428U821

G02455-04 (7/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated International Small-Mid Company Fund

Established 1996

A Portfolio of Federated World Investment Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2009

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2009
Net Asset Value, Beginning of Period	$20.27
Income From Investment Operations:
Net investment income (loss)	0.14	[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	4.99
TOTAL FROM INVESTMENT OPERATIONS	5.13
Less Distributions:
Distributions from net investment income	--
Distributions from net realized gain on investments and foreign currency transactions	--
TOTAL DISTRIBUTIONS	--
Redemption Fees	0.00	[2]
Regulatory Settlement Proceeds	0.03	[3]
Net Asset Value, End of Period	$25.43
Total Return [4]	25.46	% [3]

Ratios to Average Net Assets:
Net expenses	1.80	% [6]
Net investment income (loss)	1.33	% [6]
Expense waiver/reimbursement [8]	0.34	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$207,562
Portfolio turnover	66%

1 Per share numbers have been calculated using the average shares method.

2 Represents less than $0.01.

3 During the six months ended May 31, 2009 and the year ended November 30, 2007, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.15% and 0.02%, respectively, on the total returns. (See Notes to Financial Statements, Note 10.)

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 During the years ended November 30, 2007 and 2004, the Fund was reimbursed by the Adviser, which had an impact of 0.02% and less than 0.01%, respectively, on the total returns.

6 Computed on an annualized basis.

7 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.88% and 1.98% for the years ended November 30, 2005 and 2004, respectively, after taking into account these expense reductions.

8 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

9 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,
2008		2007		2006		2005		2004
$53.10		$41.91		$32.72		$26.28		$21.50

(0.03	) [1]	(0.11	) [1]	(0.14	) [1]	0.08	[1]	(0.10	) [1]
(26.58)		11.29		9.50		6.36		4.88
(26.61)		11.18		9.36		6.44		4.78

--		--		(0.17)		--		--
(6.22)		--		--		--		--
(6.22)		--		(0.17)		--		--
0.00	[2]	0.00	[2]	0.00	[2]	--		0.00	[2]
--		0.01	[3]	--		--		--
$20.27		$53.10		$41.91		$32.72		$26.28
(56.62)%		26.70	% [3,5]	28.71%		24.51%		22.23	% [5]

1.82%		1.81%		1.84%		1.88	% [7]	1.98	% [7]
(0.08)%		(0.22)%		(0.36)%		0.28%		(0.43)%
0.09%		0.00	% [9]	0.00	% [9]	0.00	% [9]	0.00	% [9]

$180,093		$520,998		$341,692		$245,837		$202,836
55%		56%		70%		79%		63%

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2009
Net Asset Value, Beginning of Period	$18.23
Income From Investment Operations:
Net investment income (loss)	0.04	[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	4.49
TOTAL FROM INVESTMENT OPERATIONS	4.53
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	--
Redemption Fees	0.00	[2]
Regulatory Settlement Proceeds	0.03	[3]
Net Asset Value, End of Period	$22.79
Total Return [4]	25.01	% [3]

Ratios to Average Net Assets:
Net expenses	2.58	% [6]
Net investment Income (loss)	0.42	% [6]
Expense waiver/reimbursement [8]	0.31	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$18,545
Portfolio turnover	66%

1 Per share numbers have been calculated using the average shares method.

2 Represents less than $0.01.

3 During the six months ended May 31, 2009 and the year ended November 30, 2007, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.16% and 0.02%, respectively, on the total returns. (See Notes to Financial Statements, Note 10.)

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 During the years ended November 30, 2007 and 2004, the Fund was reimbursed by the Adviser, which had an impact of 0.02% and 0.05%, respectively, on the total returns.

6 Computed on an annualized basis.

7 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 2.63% and 2.73% for the years ended November 30, 2005 and 2004, respectively, after taking into account these expense reductions.

8 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

9 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,
2008		2007		2006		2005		2004
$48.75		$38.76		$30.34		$24.56		$20.24

(0.32	) [1]	(0.40	) [1]	(0.38	) [1]	(0.14	) [1]	(0.27	) [1]
(23.98)		10.38		8.80		5.92		4.59
(24.30)		9.98		8.42		5.78		4.32

(6.22)		--		--		--		--
0.00	[2]	0.00	[2]	0.00	[2]	--		0.00	[2]
--		0.01	[2]	--		--		--
$18.23		$48.75		$38.76		$30.34		$24.56
(56.98)%		25.77	% [3,5]	27.75%		23.53%		21.34	% [5]

2.58%		2.56%		2.59%		2.63	% [7]	2.73	% [7]
(0.83)%		(0.89)%		(1.09)%		(0.52)%		(1.20)%
0.09%		0.00	% [9]	0.00	% [9]	0.00	% [9]	0.00	% [9]

$18,485		$105,868		$128,181		$141,634		$169,262
55%		56%		70%		79%		63%

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2009
Net Asset Value, Beginning of Period	$18.22
Income From Investment Operations:
Net investment income (loss)	0.05	[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	4.47
TOTAL FROM INVESTMENT OPERATIONS	4.52
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	--
Redemption Fees	0.00	[2]
Regulatory Settlement Proceeds	0.03	[3]
Net Asset Value, End of Period	$22.77
Total Return [4]	24.97	% [3]

Ratios to Average Net Assets:
Net expenses	2.59	% [6]
Net investment Income (loss)	0.54	% [6]
Expense waiver/reimbursement [8]	0.31	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$37,436
Portfolio turnover	66%

1 Per share numbers have been calculated using the average shares method.

2 Represents less than $0.01.

3 During the six months ended May 31, 2009 and the year ended November 30, 2007, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.16% and 0.02%, respectively, on the total returns. (See Notes to Financial Statements, Note 10.)

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 During the years ended November 30, 2007, 2005 and 2004, the Fund was reimbursed by the Adviser, which had an impact of 0.02%, 0.04% and 0.05%, respectively, on the total returns.

6 Computed on an annualized basis.

7 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 2.63% and 2.73% for the years ended November 30, 2005 and 2004, respectively, after taking into account these expense reductions.

8 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

9 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,
2008		2007		2006		2005		2004
$48.70		$38.72		$30.31		$24.53		$20.21

(0.29	) [1]	(0.42	) [1]	(0.39	) [1]	(0.13	) [1]	(0.27	) [1]
(23.97)		10.39		8.80		5.91		4.59
(24.26)		9.97		8.41		5.78		4.32

(6.22)		--		--		--		--
0.00	[2]	0.00	[2]	0.00	[2]	--		0.00	[2]
--		0.01	[3]	--		--		--
$18.22		$48.70		$38.72		$30.31		$24.53
(56.95)%		25.77	% [3,5]	27.75%		23.56	% [5]	21.38	% [5]

2.57%		2.55%		2.59%		2.63	% [7]	2.73	% [7]
(0.83)%		(0.92)%		(1.10)%		(0.49)%		(1.20)%
0.09%		0.00	% [9]	0.00	% [9]	0.00	% [9]	0.00	% [9]

$33,250		$85,229		$70,353		$56,292		$51,771
55%		56%		70%		79%		63%

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2008 to May 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2008	Ending Account Value 5/31/2009	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,254.60	$ 10.12
Class B Shares	$1,000	$1,250.10	$ 14.47
Class C Shares	$1,000	$1,249.70	$ 14.53
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.96	$ 9.05
Class B Shares	$1,000	$1,012.07	$12.94
Class C Shares	$1,000	$1,012.02	$12.99

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.80%
Class B Shares	2.58%
Class C Shares	2.59%

Portfolio of Investments Summary Tables (unaudited)

At May 31, 2009, the Fund's portfolio composition 1 was as follows:

Country	Percentage of Total Net Assets
Japan	17.0%
United Kingdom	13.7%
Germany	9.6%
Canada	8.3%
China	5.6%
Hong Kong	5.1%
France	4.2%
Singapore	4.1%
Belgium	3.4%
Netherlands	3.4%
Spain	3.4%
Norway	3.2%
Korea	2.1%
Switzerland	1.8%
Bermuda	1.5%
United States	1.4%
Israel	1.3%
Sweden	1.3%
Italy	1.2%
Finland	1.1%
Chile	1.0%
Luxembourg	1.0%
Malaysia	1.0%
Australia	0.8%
Austria	0.7%
Cayman Islands	0.7%
Cash Equivalents [2]	4.1%
Other Assets and Liabilities - Net [3]	(2.0)%
TOTAL	100.0%

1 Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's Adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.

2 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

At May 31, 2009, the Fund's sector classification composition 4 was as follows:

Sector Classification	Percentage of Total Net Assets
Industrials	28.1%
Materials	17.1%
Financials	15.1%
Information Technology	13.5%
Consumer Discretionary	8.1%
Energy	6.1%
Health Care	5.3%
Telecommunication Services	2.0%
Consumer Staples	1.2%
Other Security [5]	1.4%
Cash Equivalents [2]	4.1%
Other Assets and Liabilities - Net [2]	(2.0)%
TOTAL	100.0%

4 Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.

5 Other Security includes an exchange-traded fund.

Portfolio of Investments

May 31, 2009 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS--96.5%
		Automobiles & Components--3.4%
83,700		Aisin Seiki Co.	$1,670,132
1,557,000		Isuzu Motors Ltd.	2,706,185
125,900		Suzuki Motor Corp. Ltd.	2,812,809
119,800		Toyoda Gosei Co., Ltd.	2,648,653
		TOTAL	9,837,779
		Banks--3.7%
294,000	[1]	Bank of Yokohama Ltd.	1,453,354
146,999		Deutsche Postbank AG	3,449,256
81,724		KBC Groupe	1,709,305
376,000		Sumitomo Trust & Banking Co., Ltd.	1,786,442
245,000		Wing Hang Bank Ltd.	2,209,631
		TOTAL	10,607,988
		Capital Goods--24.9%
182,000		Assa Abloy AB, Class B	2,403,306
48,773		Bauer AG	2,116,130
8,274,100	[1]	China South Locomotive	5,425,788
876,442		Cobham PLC	2,536,766
25,918		Faiveley SA	2,024,603
221,374		GEA Group AG	3,478,838
90,021		Gamesa Corporacion Tecnologica SA	2,026,821
195,691		Gildemeister AG	1,906,499
695,000	[1]	Hansen Transmissions	1,843,371
82,100		Hochtief AG	3,982,517
126,247		Imtech NV	2,527,407
71,700		Ingersoll-Rand Co., Ltd., Class A	1,450,491
204,000		JGC Corp.	3,409,430
189,200		JTEKT Corp.	1,665,403
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Capital Goods--continued
274,000	[1]	Japan Steel Works	$3,579,486
128,350		Konecranes Oyj	3,090,791
61,260		LG Corp.	3,163,158
77,500		NPC, Inc.	3,855,327
31,137		Nexans SA	1,725,008
80,601		Obrascon Huarte Lain, SA	1,502,998
66,200	[1]	Renewable Energy Corp AS	717,278
538,267		Rolls-Royce Group PLC	2,864,886
46,183,308	[1]	Rolls-Royce Group PLC, Class C	74,646
141,000		SNC-Lavalin Group, Inc.	5,058,823
83,541	[1]	Saft Groupe SA	3,504,207
1,630,000		Sembcorp Marine Ltd.	3,475,145
1,446,200	[1]	Zhuzhou CSR Times Electric Co., Ltd.	2,117,635
		TOTAL	71,526,758
		Commercial & Professional Services--2.5%
256,749		Aggreko PLC	2,445,988
14,773,000	[1]	China Everbright International Ltd.	4,744,114
		TOTAL	7,190,102
		Consumer Durables & Apparel--1.9%
2,603,000	[1]	Anta Sports Products Ltd.	2,862,040
3,434,000		Techtronic Industries Co.	2,595,012
		TOTAL	5,457,052
		Diversified Financials--10.2%
1,213,200	[1]	Bursa Malaysia Bhd	2,494,788
1,058,904		Fortis	4,062,473
323,300		Hong Kong Exchanges & Clearing Ltd.	5,018,430
459,448		ICAP PLC	2,952,633
179,390		Invesco Ltd.	2,807,454
1,764	[1]	Kabu.com Securities Co. Ltd.	2,017,170
328,900		Matsui Securities Co. Ltd.	2,669,639
988,000		Singapore Exchange Ltd.	5,037,447
76,400		TMX Group, Inc.	2,290,426
		TOTAL	29,350,460
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Energy--6.1%
432,785		Amec PLC	$4,733,376
233,774		ERG SpA	3,526,125
58,050		Fred Olsen Energy ASA	2,092,474
49,916		Fugro NV	2,087,990
244,423	[1]	Wellstream Holdings PLC	2,085,398
664,995		Wood Group (John) PLC	3,064,605
		TOTAL	17,589,968
		Food, Beverage & Tobacco--1.2%
1,229		Lindt & Spruengli AG	2,231,273
82,200		Swedish Match AB	1,321,119
		TOTAL	3,552,392
		Health Care Equipment & Services--0.8%
41,400		Hogy Medical Co. Ltd.	2,217,889
		Materials--17.1%
65,200		Agrium, Inc.	3,183,707
340,000		Air Water, Inc.	3,532,361
226,507		Antofagasta Holdings PLC	2,340,005
1,334,000	[1]	China National Building Material Co., Ltd.	2,908,136
44,900	[1]	First Quantum Minerals Ltd.	2,000,399
400,200	[1]	HudBay Minerals, Inc.	2,939,871
78,116		K&S AG	5,816,537
279,595	[1]	Kazakhmys PLC	3,178,843
127,200		Kinross Gold Corp.	2,571,984
34,207		Salzgitter AG	3,199,911
80,100		Sociedad Quimica Y Minera de Chile, ADR	2,912,436
24,882		Solvay SA	2,280,338
158,000	[1]	Teck Cominco Ltd., Class B	2,481,978
332,900	[1]	Thompson Creek Metals Co., Inc.	3,195,840
198,550		Yara International ASA	6,545,190
		TOTAL	49,087,536
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Media--0.7%
374,406	[1]	Rightmove PLC	$2,137,147
		Pharmaceuticals, Biotechnology & Life Sciences--4.6%
54,640	[1]	Actelion Ltd.	2,826,689
98,623		CSL Ltd.	2,309,477
146,346		Grifols SA	2,639,323
30,004		Ipsen SA	1,404,957
109,414	[1]	Qiagen NV	1,945,286
103,000		Shionogi and Co.	2,034,750
		TOTAL	13,160,482
		Real Estate--1.2%
1,227,000		Keppel Land Ltd.	2,106,706
1,104,300	[1]	Keppel Land Ltd., Rights	1,047,455
532,400		Mah Sing Group Bhd	262,382
		TOTAL	3,416,543
		Retailing--2.0%
853,029		Game Group PLC	2,361,279
59,830		Yamada Denki	3,426,303
		TOTAL	5,787,582
		Semiconductors & Semiconductor Equipment--2.5%
160,348	[1]	ASM Lithography Holding NV	3,308,074
316,000	[1]	Aixtron AG	3,740,585
		TOTAL	7,048,659
		Software & Services--8.6%
234,318	[1]	Autonomy Corp. PLC	5,870,279
195,800		Capcom Co., Ltd.	3,828,014
375,600	[1]	Giant Interactive Group, Inc., ADR	2,813,244
154,404		Indra Sistemas SA	3,518,632
162,865	[1]	NICE-Systems Ltd., ADR	3,739,381
67,800		Square Enix Holdings Co., Ltd.	1,502,357
175,138	[1]	UbiSoft Entertainment SA	3,564,382
		TOTAL	24,836,289
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Technology Hardware & Equipment--2.4%
19,000		Hirose Electric Co., Ltd.	$2,119,326
10,145,000	[1]	Inspur International Ltd.	1,941,556
124,380	[1]	LG Display Co., Ltd.	2,939,393
		TOTAL	7,000,275
		Telecommunication Services--2.0%
319,674	[1]	Inmarsat Ltd.	2,670,836
48,600	[1]	Millicom International Cellular SA	2,950,020
		TOTAL	5,620,856
		Transportation--0.7%
70,688	[1]	Oesterreichische Post AG	2,066,015
		TOTAL COMMON STOCKS (IDENTIFIED COST $230,425,226)	277,491,772
		EXCHANGE-TRADED FUND--1.4%
118,148		iShares MSCI Emerging Market Index Fund (IDENTIFIED COST $2,975,081)	3,929,603
		MUTUAL FUND--4.1%
11,877,181	[2,3]	Prime Value Obligations Fund, Institutional Shares, 0.87% (AT NET ASSET VALUE)	11,877,181
		TOTAL INVESTMENTS--102.0% (IDENTIFIED COST $245,277,488) [4]	293,298,556
		OTHER ASSETS AND LIABILITIES--NET - (2.0)% [5]	(5,765,868)
		TOTAL NET ASSETS--100%	$287,532,688

At May 31, 2009, the Fund had outstanding foreign exchange contracts as follows:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
6/1/2009	8,156,176 Hong Kong Dollar	$1,052,070	$ 34
Contracts Sold:
6/1/2009	162,020 Malaysian Ringgit	$ 46,212	$(152)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(118)

Net Unrealized Depreciation on Foreign Exchange Contracts is included in "Other Assets and Liabilities - Net."

1 Non-income producing security.

2 Affiliated company.

3 7-Day net yield.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1--Quoted Prices and Investments in Mutual Funds	$ 59,110,973	$(118)
Level 2--Other Significant Observable Inputs	234,187,583	--
Level 3--Significant Unobservable Inputs	--	--
TOTAL	$293,298,556	$(118)

* Other financial instruments include foreign exchange contracts.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2009 (unaudited)

Assets:
Total investments in securities, at value including $11,877,181 of investments in an affiliated issuer (Note 5) (identified cost $245,277,488)		$293,298,556
Cash		408
Cash denominated in foreign currency (identified cost $3,053,591)		3,030,908
Income receivable		1,345,622
Receivable for investments sold		49,749
Receivable for shares sold		396,028
Receivable for foreign exchange contracts		34
Other assets		259,548
TOTAL ASSETS		298,380,853
Liabilities:
Payable for investments purchased	$10,266,335
Payable for shares redeemed	208,995
Payable for Directors'/Trustees' fees	1,390
Payable for foreign exchange contracts	152
Payable for distribution services fee (Note 5)	64,727
Payable for shareholder services fee (Note 5)	9,644
Accrued expenses	296,922
TOTAL LIABILITIES		10,848,165
Net assets for 11,560,349 shares outstanding		$287,532,688
Net Assets Consist of:
Paid-in capital		$360,220,144
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		47,975,639
Accumulated net realized loss on investments and foreign currency transactions		(122,023,511)
Undistributed net investment income		1,360,416
TOTAL NET ASSETS		$287,532,688

Statement of Assets and Liabilities - continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($207,561,685 ÷ 8,161,789 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$25.43
Offering price per share (100/94.50 of $25.43)	$26.91
Redemption proceeds per share (98.00/100 of $25.43)	$24.92
Class B Shares:
Net asset value per share ($18,544,795 ÷ 813,717 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$22.79
Offering price per share	$22.79
Redemption proceeds per share (92.50/100 of $22.79)	$21.08
Class C Shares:
Net asset value per share ($37,436,030 ÷ 1,644,121 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$22.77
Offering price per share	$22.77
Redemption proceeds per share (97.00/100 of $22.77)	$22.09
Institutional Shares:
Net asset value per share ($23,990,178 ÷ 940,722 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$25.50
Offering price per share	$25.50
Redemption proceeds per share (98.00/100 of $25.50)	$24.99

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2009 (unaudited)

Investment Income:
Dividends (including $111,575 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $436,926)			$3,754,691
Interest			13,525
TOTAL INCOME			3,768,216
Expenses:
Investment adviser fee (Note 5)		$1,506,962
Administrative personnel and services fee (Note 5)		134,631
Custodian fees		65,611
Transfer and dividend disbursing agent fees and expenses		417,909
Directors'/Trustees' fees		4,294
Auditing fees		14,547
Legal fees		4,906
Portfolio accounting fees		30,284
Distribution services fee--Class A Shares (Note 5)		215,913
Distribution services fee--Class B Shares (Note 5)		62,253
Distribution services fee--Class C Shares (Note 5)		119,572
Shareholder services fee--Class B Shares (Note 5)		20,751
Shareholder services fee--Class C Shares (Note 5)		39,649
Account administration fee--Class C Shares		188
Share registration costs		38,851
Printing and postage		53,797
Insurance premiums		2,434
Taxes		9,442
Miscellaneous		4,222
TOTAL EXPENSES		2,746,216
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(348,146)
Waiver of administrative personnel and services fee	(26,218)
Waiver of distribution services fee--Class A Shares	(28,251)
TOTAL WAIVERS AND REIMBURSEMENT		(402,615)
Net expenses			2,343,601
Net investment income			1,424,615
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(38,668,357)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			94,003,796
Net realized and unrealized gain on investments and foreign currency transactions			55,335,439
Change in net assets resulting from operations			$56,760,054

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2009	Year Ended 11/30/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$1,424,615	$(1,282,925)
Net realized loss on investments and foreign currency transactions	(38,668,357)	(85,245,918)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	94,003,796	(277,722,228)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	56,760,054	(364,251,071)
Distributions to Shareholders:
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	--	(61,572,177)
Class B Shares	--	(12,923,413)
Class C Shares	--	(10,988,062)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	--	(85,483,652)
Share Transactions:
Proceeds from sale of shares	26,535,320	192,678,040
Net asset value of shares issued to shareholders in payment of distributions declared	--	70,233,622
Cost of shares redeemed	(47,994,125)	(273,459,252)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(21,458,805)	(10,547,590)
Redemption Fees	34,887	31,811
Regulatory Settlement Proceeds:
Net increase from regulatory settlement (Note 10)	351,700	--
Change in net assets	35,687,836	(460,250,502)
Net Assets:
Beginning of period	251,844,852	712,095,354
End of period (including undistributed (distributions in excess of) net investment income of $1,360,416 and $(64,199), respectively)	$287,532,688	$251,844,852

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2009 (unaudited)

1. ORGANIZATION

Federated World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated International Small-Mid Company Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The investment objective of the Fund is to provide long-term growth of capital.

Effective March 31, 2008, the Fund began offering Institutional Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the "Directors").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended May 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments

	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under Statement 133
Foreign exchange contracts	Receivable for foreign exchange contracts	$34	Payable for foreign exchange contracts	$152

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$37,509
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$6,687

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2009		Year Ended 11/30/2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	972,242	$20,912,920	2,960,281	$119,498,935
Shares issued to shareholders in payment of distributions declared	--	--	1,116,777	50,936,193
Shares redeemed	(1,696,565)	(34,700,606)	(5,002,609)	(190,670,299)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(724,323)	$(13,787,686)	(925,551)	$(20,235,171)

	Six Months Ended 5/31/2009		Year Ended 11/30/2008
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	58,219	$1,151,885	108,935	$4,162,362
Shares issued to shareholders in payment of distributions declared	--	--	273,758	11,314,412
Shares redeemed	(258,243)	(4,754,734)	(1,540,785)	(56,142,536)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(200,024)	$(3,602,849)	(1,158,092)	$(40,665,762)

	Six Months Ended 5/31/2009		Year Ended 11/30/2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	118,080	$2,226,225	473,148	$16,361,774
Shares issued to shareholders in payment of distributions declared	--	--	193,340	7,983,017
Shares redeemed	(299,045)	(5,442,509)	(591,660)	(18,871,486)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(180,965)	$(3,216,284)	74,828	$5,473,305

	Six Months Ended 5/31/2009		Period Ended 11/30/2008 [1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	110,544	$2,244,290	1,220,240	$52,654,969
Shares redeemed	(155,768)	(3,096,276)	(234,294)	(7,774,931)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(45,224)	$(851,986)	985,946	$44,880,038
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(1,150,536)	$(21,458,805)	(1,022,869)	$(10,547,590)

1 Reflects operations for the period from March 31, 2008 (date of initial investment) to November 30, 2008.

Redemption Fees

The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in-capital. For the six months ended May 31, 2009, the redemption fees for Class A Shares, Class B Shares, Class C Shares and Institutional Shares amounted to $24,955, $2,492, $4,615 and $2,825, respectively. For the year ended November 30, 2008, the redemption fees for Class A Shares, Class B Shares, Class C Shares and Institutional Shares amounted to $23,109, $3,216, $3,978 and $1,508, respectively.

4. FEDERAL TAX INFORMATION

At May 31, 2009, the cost of investments for federal tax purposes was $245,277,488. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates and outstanding foreign exchange contracts was $48,021,068. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $68,838,562 and net unrealized depreciation from investments for those securities having an excess of cost over value of $20,817,494.

At November 30, 2008, the Fund had a capital loss carryforward of $83,411,424 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2016.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp. is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.25% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2009, the Adviser voluntarily waived $341,876 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2009, the net fee paid to FAS was 0.090% of average daily net assets of the Fund. FAS waived $26,218 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2009, FSC voluntarily waived $28,251 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2009, FSC retained $31,875 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2009, FSC retained $3,108 in sales charges from the sale of Class A Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended May 31, 2009, FSSC did not receive any fees paid by the Fund. For the six months ended May 31, 2009, the Fund's Class A Shares did not incur a shareholder services fee.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.80%, 2.60%, 2.60% and 1.60%, respectively, for the fiscal year ending November 30, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through January 31, 2010.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2009, the Adviser reimbursed $6,270. Transactions with the affiliated company during the six months ended May 31, 2009 were as follows:

Affiliate	Balance of Shares Held 11/30/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	25,251,267	97,722,610	111,096,696	11,877,181	$11,877,181	$111,575

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the six months ended May 31, 2009, were as follows:

Purchases	$153,475,176
Sales	$160,645,572

7. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At May 31, 2009, the diversification of countries was as follows:

Country	Percentage of Total Net Assets
Japan	17.0%
United Kingdom	13.7%
Germany	9.6%
Canada	8.3%
China	5.6%
Hong Kong	5.1%
France	4.2%
Singapore	4.1%
Belgium	3.4%
Netherlands	3.4%
Spain	3.4%
Norway	3.2%
Korea	2.1%
Switzerland	1.8%
Bermuda	1.5%
United States	1.4%
Israel	1.3%
Sweden	1.3%
Italy	1.2%
Finland	1.1%
Chile	1.0%
Luxemburg	1.0%
Malaysia	1.0%
Australia	0.8%
Austria	0.7%
Cayman Islands	0.7%

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. LINE OF CREDIT

The Fund participates in a $75,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of May 31, 2009, there were no outstanding loans. During the six months ended May 31, 2009, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of May 31, 2009, there were no outstanding loans. During the six months ended May 31, 2009, the program was not utilized.

10. REGULATORY SETTLEMENT PROCEEDS

The Fund received $351,700 in settlement of administrative proceedings against other unaffiliated third parties involving findings by the SEC of market timing and/or late trading of mutual funds. The settlement is recorded as an increase to paid-in capital in the accompanying financial statements.

11. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

12. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB released Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements .. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory Contract - May 2009

FEDERATED INTERNATIONAL SMALL-MID COMPANY FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, it is believed that, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund intends to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund or its agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428U748
Cusip 31428U730
Cusip 31428U722

G01743-02 (7/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated International
Small-Mid Company Fund

A Portfolio of Federated World Investment Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2009

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Period Ended
	5/31/2009		11/30/2008	[1]
Net Asset Value, Beginning of Period	$20.30		$41.46
Income From Investment Operations:
Net investment income	0.16	[2]	0.05	[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	5.01		(21.21)
TOTAL FROM INVESTMENT OPERATIONS	5.17		(21.16)
Redemption Fees	0.00	[3]	0.00	[3]
Regulatory Settlement Proceeds	0.03	[4]	--
Net Asset Value, End of Period	$25.50		$20.30
Total Return [5]	25.62	% [4]	(51.04)%

Ratios to Average Net Assets:
Net expenses	1.59	% [6]	1.55	% [6]
Net investment income	1.58	% [6]	0.18	% [6]
Expense waiver/reimbursement [7]	0.31	% [6]	0.09	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$23,990		$20,018
Portfolio turnover	66%		55	% [8]

1 Reflects operations for the period from March 31, 2008 (date of initial investment) to November 30, 2008.

2 Per share numbers have been calculated using the average shares method.

3 Represents less than $0.01.

4 During the six months ended May 31, 2009, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.15% on the total return. (See Notes to Financial Statements, Note 10.)

5 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

8 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period ended November 30, 2008.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2008 to May 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 12/1/2008	Ending Account Value 5/31/2009	Expenses Paid During Period [1]
Actual	$1,000	$1,256.20	$8.94
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,017.00	$8.00

1 Expenses are equal to the Fund's annualized net expense ratio of 1.59%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period).

Portfolio of Investments Summary Tables (unaudited)

At May 31, 2009, the Fund's portfolio composition 1 was as follows:

Country	Percentage of Total Net Assets
Japan	17.0%
United Kingdom	13.7%
Germany	9.6%
Canada	8.3%
China	5.6%
Hong Kong	5.1%
France	4.2%
Singapore	4.1%
Belgium	3.4%
Netherlands	3.4%
Spain	3.4%
Norway	3.2%
Korea	2.1%
Switzerland	1.8%
Bermuda	1.5%
United States	1.4%
Israel	1.3%
Sweden	1.3%
Italy	1.2%
Finland	1.1%
Chile	1.0%
Luxembourg	1.0%
Malaysia	1.0%
Australia	0.8%
Austria	0.7%
Cayman Islands	0.7%
Cash Equivalents [2]	4.1%
Other Assets and Liabilities - Net [3]	(2.0)%
TOTAL	100.0%

1 Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's Adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.

2 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

At May 31, 2009, the Fund's sector classification composition 4 was as follows:

Sector Classification	Percentage of Total Net Assets
Industrials	28.1%
Materials	17.1%
Financials	15.1%
Information Technology	13.5%
Consumer Discretionary	8.1%
Energy	6.1%
Health Care	5.3%
Telecommunication Services	2.0%
Consumer Staples	1.2%
Other Security [5]	1.4%
Cash Equivalents [2]	4.1%
Other Assets and Liabilities - Net [2]	(2.0)%
TOTAL	100.0%

4 Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.

5 Other Security includes an exchange-traded fund.

Portfolio of Investments

May 31, 2009 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS--96.5%
		Automobiles & Components--3.4%
83,700		Aisin Seiki Co.	$1,670,132
1,557,000		Isuzu Motors Ltd.	2,706,185
125,900		Suzuki Motor Corp. Ltd.	2,812,809
119,800		Toyoda Gosei Co., Ltd.	2,648,653
		TOTAL	9,837,779
		Banks--3.7%
294,000	[1]	Bank of Yokohama Ltd.	1,453,354
146,999		Deutsche Postbank AG	3,449,256
81,724		KBC Groupe	1,709,305
376,000		Sumitomo Trust & Banking Co., Ltd.	1,786,442
245,000		Wing Hang Bank Ltd.	2,209,631
		TOTAL	10,607,988
		Capital Goods--24.9%
182,000		Assa Abloy AB, Class B	2,403,306
48,773		Bauer AG	2,116,130
8,274,100	[1]	China South Locomotive	5,425,788
876,442		Cobham PLC	2,536,766
25,918		Faiveley SA	2,024,603
221,374		GEA Group AG	3,478,838
90,021		Gamesa Corporacion Tecnologica SA	2,026,821
195,691		Gildemeister AG	1,906,499
695,000	[1]	Hansen Transmissions	1,843,371
82,100		Hochtief AG	3,982,517
126,247		Imtech NV	2,527,407
71,700		Ingersoll-Rand Co., Ltd., Class A	1,450,491
204,000		JGC Corp.	3,409,430
189,200		JTEKT Corp.	1,665,403
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Capital Goods--continued
274,000	[1]	Japan Steel Works	$3,579,486
128,350		Konecranes Oyj	3,090,791
61,260		LG Corp.	3,163,158
77,500		NPC, Inc.	3,855,327
31,137		Nexans SA	1,725,008
80,601		Obrascon Huarte Lain, SA	1,502,998
66,200	[1]	Renewable Energy Corp AS	717,278
538,267		Rolls-Royce Group PLC	2,864,886
46,183,308	[1]	Rolls-Royce Group PLC, Class C	74,646
141,000		SNC-Lavalin Group, Inc.	5,058,823
83,541	[1]	Saft Groupe SA	3,504,207
1,630,000		Sembcorp Marine Ltd.	3,475,145
1,446,200	[1]	Zhuzhou CSR Times Electric Co., Ltd.	2,117,635
		TOTAL	71,526,758
		Commercial & Professional Services--2.5%
256,749		Aggreko PLC	2,445,988
14,773,000	[1]	China Everbright International Ltd.	4,744,114
		TOTAL	7,190,102
		Consumer Durables & Apparel--1.9%
2,603,000	[1]	Anta Sports Products Ltd.	2,862,040
3,434,000		Techtronic Industries Co.	2,595,012
		TOTAL	5,457,052
		Diversified Financials--10.2%
1,213,200	[1]	Bursa Malaysia Bhd	2,494,788
1,058,904		Fortis	4,062,473
323,300		Hong Kong Exchanges & Clearing Ltd.	5,018,430
459,448		ICAP PLC	2,952,633
179,390		Invesco Ltd.	2,807,454
1,764	[1]	Kabu.com Securities Co. Ltd.	2,017,170
328,900		Matsui Securities Co. Ltd.	2,669,639
988,000		Singapore Exchange Ltd.	5,037,447
76,400		TMX Group, Inc.	2,290,426
		TOTAL	29,350,460
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Energy--6.1%
432,785		Amec PLC	$4,733,376
233,774		ERG SpA	3,526,125
58,050		Fred Olsen Energy ASA	2,092,474
49,916		Fugro NV	2,087,990
244,423	[1]	Wellstream Holdings PLC	2,085,398
664,995		Wood Group (John) PLC	3,064,605
		TOTAL	17,589,968
		Food, Beverage & Tobacco--1.2%
1,229		Lindt & Spruengli AG	2,231,273
82,200		Swedish Match AB	1,321,119
		TOTAL	3,552,392
		Health Care Equipment & Services--0.8%
41,400		Hogy Medical Co. Ltd.	2,217,889
		Materials--17.1%
65,200		Agrium, Inc.	3,183,707
340,000		Air Water, Inc.	3,532,361
226,507		Antofagasta Holdings PLC	2,340,005
1,334,000	[1]	China National Building Material Co., Ltd.	2,908,136
44,900	[1]	First Quantum Minerals Ltd.	2,000,399
400,200	[1]	HudBay Minerals, Inc.	2,939,871
78,116		K&S AG	5,816,537
279,595	[1]	Kazakhmys PLC	3,178,843
127,200		Kinross Gold Corp.	2,571,984
34,207		Salzgitter AG	3,199,911
80,100		Sociedad Quimica Y Minera de Chile, ADR	2,912,436
24,882		Solvay SA	2,280,338
158,000	[1]	Teck Cominco Ltd., Class B	2,481,978
332,900	[1]	Thompson Creek Metals Co., Inc.	3,195,840
198,550		Yara International ASA	6,545,190
		TOTAL	49,087,536
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Media--0.7%
374,406	[1]	Rightmove PLC	$2,137,147
		Pharmaceuticals, Biotechnology & Life Sciences--4.6%
54,640	[1]	Actelion Ltd.	2,826,689
98,623		CSL Ltd.	2,309,477
146,346		Grifols SA	2,639,323
30,004		Ipsen SA	1,404,957
109,414	[1]	Qiagen NV	1,945,286
103,000		Shionogi and Co.	2,034,750
		TOTAL	13,160,482
		Real Estate--1.2%
1,227,000		Keppel Land Ltd.	2,106,706
1,104,300	[1]	Keppel Land Ltd., Rights	1,047,455
532,400		Mah Sing Group Bhd	262,382
		TOTAL	3,416,543
		Retailing--2.0%
853,029		Game Group PLC	2,361,279
59,830		Yamada Denki	3,426,303
		TOTAL	5,787,582
		Semiconductors & Semiconductor Equipment--2.5%
160,348	[1]	ASM Lithography Holding NV	3,308,074
316,000	[1]	Aixtron AG	3,740,585
		TOTAL	7,048,659
		Software & Services--8.6%
234,318	[1]	Autonomy Corp. PLC	5,870,279
195,800		Capcom Co., Ltd.	3,828,014
375,600	[1]	Giant Interactive Group, Inc., ADR	2,813,244
154,404		Indra Sistemas SA	3,518,632
162,865	[1]	NICE-Systems Ltd., ADR	3,739,381
67,800		Square Enix Holdings Co., Ltd.	1,502,357
175,138	[1]	UbiSoft Entertainment SA	3,564,382
		TOTAL	24,836,289
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Technology Hardware & Equipment--2.4%
19,000		Hirose Electric Co., Ltd.	$2,119,326
10,145,000	[1]	Inspur International Ltd.	1,941,556
124,380	[1]	LG Display Co., Ltd.	2,939,393
		TOTAL	7,000,275
		Telecommunication Services--2.0%
319,674	[1]	Inmarsat Ltd.	2,670,836
48,600	[1]	Millicom International Cellular SA	2,950,020
		TOTAL	5,620,856
		Transportation--0.7%
70,688	[1]	Oesterreichische Post AG	2,066,015
		TOTAL COMMON STOCKS (IDENTIFIED COST $230,425,226)	277,491,772
		EXCHANGE-TRADED FUND--1.4%
118,148		iShares MSCI Emerging Market Index Fund (IDENTIFIED COST $2,975,081)	3,929,603
		MUTUAL FUND--4.1%
11,877,181	[2,3]	Prime Value Obligations Fund, Institutional Shares, 0.87% (AT NET ASSET VALUE)	11,877,181
		TOTAL INVESTMENTS--102.0% (IDENTIFIED COST $245,277,488) [4]	293,298,556
		OTHER ASSETS AND LIABILITIES--NET - (2.0)% [5]	(5,765,868)
		TOTAL NET ASSETS--100%	$287,532,688

At May 31, 2009, the Fund had outstanding foreign exchange contracts as follows:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
6/1/2009	8,156,176 Hong Kong Dollar	$1,052,070	$ 34
Contracts Sold:
6/1/2009	162,020 Malaysian Ringgit	$ 46,212	$(152)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(118)

Net Unrealized Depreciation on Foreign Exchange Contracts is included in "Other Assets and Liabilities - Net."

1 Non-income producing security.

2 Affiliated company.

3 7-Day net yield.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1--Quoted Prices and Investments in Mutual Funds	$ 59,110,973	$(118)
Level 2--Other Significant Observable Inputs	234,187,583	--
Level 3--Significant Unobservable Inputs	--	--
TOTAL	$293,298,556	$(118)

* Other financial instruments include foreign exchange contracts.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2009 (unaudited)

Assets:
Total investments in securities, at value including $11,877,181 of investments in an affiliated issuer (Note 5) (identified cost $245,277,488)		$293,298,556
Cash		408
Cash denominated in foreign currency (identified cost $3,053,591)		3,030,908
Income receivable		1,345,622
Receivable for investments sold		49,749
Receivable for shares sold		396,028
Receivable for foreign exchange contracts		34
Other assets		259,548
TOTAL ASSETS		298,380,853
Liabilities:
Payable for investments purchased	$10,266,335
Payable for shares redeemed	208,995
Payable for Directors'/Trustees' fees	1,390
Payable for foreign exchange contracts	152
Payable for distribution services fee (Note 5)	64,727
Payable for shareholder services fee (Note 5)	9,644
Accrued expenses	296,922
TOTAL LIABILITIES		10,848,165
Net assets for 11,560,349 shares outstanding		$287,532,688
Net Assets Consist of:
Paid-in capital		$360,220,144
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		47,975,639
Accumulated net realized loss on investments and foreign currency transactions		(122,023,511)
Undistributed net investment income		1,360,416
TOTAL NET ASSETS		$287,532,688

Statement of Assets and Liabilities - continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($207,561,685 ÷ 8,161,789 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$25.43
Offering price per share (100/94.50 of $25.43)	$26.91
Redemption proceeds per share (98.00/100 of $25.43)	$24.92
Class B Shares:
Net asset value per share ($18,544,795 ÷ 813,717 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$22.79
Offering price per share	$22.79
Redemption proceeds per share (92.50/100 of $22.79)	$21.08
Class C Shares:
Net asset value per share ($37,436,030 ÷ 1,644,121 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$22.77
Offering price per share	$22.77
Redemption proceeds per share (97.00/100 of $22.77)	$22.09
Institutional Shares:
Net asset value per share ($23,990,178 ÷ 940,722 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$25.50
Offering price per share	$25.50
Redemption proceeds per share (98.00/100 of $25.50)	$24.99

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2009 (unaudited)

Investment Income:
Dividends (including $111,575 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $436,926)			$3,754,691
Interest			13,525
TOTAL INCOME			3,768,216
Expenses:
Investment adviser fee (Note 5)		$1,506,962
Administrative personnel and services fee (Note 5)		134,631
Custodian fees		65,611
Transfer and dividend disbursing agent fees and expenses		417,909
Directors'/Trustees' fees		4,294
Auditing fees		14,547
Legal fees		4,906
Portfolio accounting fees		30,284
Distribution services fee--Class A Shares (Note 5)		215,913
Distribution services fee--Class B Shares (Note 5)		62,253
Distribution services fee--Class C Shares (Note 5)		119,572
Shareholder services fee--Class B Shares (Note 5)		20,751
Shareholder services fee--Class C Shares (Note 5)		39,649
Account administration fee--Class C Shares		188
Share registration costs		38,851
Printing and postage		53,797
Insurance premiums		2,434
Taxes		9,442
Miscellaneous		4,222
TOTAL EXPENSES		2,746,216
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(348,146)
Waiver of administrative personnel and services fee	(26,218)
Waiver of distribution services fee--Class A Shares	(28,251)
TOTAL WAIVERS AND REIMBURSEMENT		(402,615)
Net expenses			2,343,601
Net investment income			1,424,615
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(38,668,357)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			94,003,796
Net realized and unrealized gain on investments and foreign currency transactions			55,335,439
Change in net assets resulting from operations			$56,760,054

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2009	Year Ended 11/30/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$1,424,615	$(1,282,925)
Net realized loss on investments and foreign currency transactions	(38,668,357)	(85,245,918)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	94,003,796	(277,722,228)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	56,760,054	(364,251,071)
Distributions to Shareholders:
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	--	(61,572,177)
Class B Shares	--	(12,923,413)
Class C Shares	--	(10,988,062)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	--	(85,483,652)
Share Transactions:
Proceeds from sale of shares	26,535,320	192,678,040
Net asset value of shares issued to shareholders in payment of distributions declared	--	70,233,622
Cost of shares redeemed	(47,994,125)	(273,459,252)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(21,458,805)	(10,547,590)
Redemption Fees	34,887	31,811
Regulatory Settlement Proceeds:
Net increase from regulatory settlement (Note 10)	351,700	--
Change in net assets	35,687,836	(460,250,502)
Net Assets:
Beginning of period	251,844,852	712,095,354
End of period (including undistributed (distributions in excess of) net investment income of $1,360,416 and $(64,199), respectively)	$287,532,688	$251,844,852

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2009 (unaudited)

1. ORGANIZATION

Federated World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated International Small-Mid Company Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares, Class B Shares and Class C Shares are presented separately. The investment objective of the Fund is to provide long-term growth of capital.

Effective March 31, 2008, the Fund began offering Institutional Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the "Directors").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended May 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments

	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under Statement 133
Foreign exchange contracts	Receivable for foreign exchange contracts	$34	Payable for foreign exchange contracts	$152

The Effect of Derivative Instruments on the Statement of Operations for the
Six Months Ended May 31, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$37,509
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$6,687

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2009		Year Ended 11/30/2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	972,242	$20,912,920	2,960,281	$119,498,935
Shares issued to shareholders in payment of distributions declared	--	--	1,116,777	50,936,193
Shares redeemed	(1,696,565)	(34,700,606)	(5,002,609)	(190,670,299)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(724,323)	$(13,787,686)	(925,551)	$(20,235,171)

	Six Months Ended 5/31/2009		Year Ended 11/30/2008
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	58,219	$1,151,885	108,935	$4,162,362
Shares issued to shareholders in payment of distributions declared	--	--	273,758	11,314,412
Shares redeemed	(258,243)	(4,754,734)	(1,540,785)	(56,142,536)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(200,024)	$(3,602,849)	(1,158,092)	$(40,665,762)

	Six Months Ended 5/31/2009		Year Ended 11/30/2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	118,080	$2,226,225	473,148	$16,361,774
Shares issued to shareholders in payment of distributions declared	--	--	193,340	7,983,017
Shares redeemed	(299,045)	(5,442,509)	(591,660)	(18,871,486)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(180,965)	$(3,216,284)	74,828	$5,473,305

	Six Months Ended 5/31/2009		Period Ended 11/30/2008 [1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	110,544	$2,244,290	1,220,240	$52,654,969
Shares redeemed	(155,768)	(3,096,276)	(234,294)	(7,774,931)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(45,224)	$(851,986)	985,946	$44,880,038
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(1,150,536)	$(21,458,805)	(1,022,869)	$(10,547,590)

1 Reflects operations for the period from March 31, 2008 (date of initial investment) to November 30, 2008.

Redemption Fees

The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in-capital. For the six months ended May 31, 2009, the redemption fees for Class A Shares, Class B Shares, Class C Shares and Institutional Shares amounted to $24,955, $2,492, $4,615 and $2,825, respectively. For the year ended November 30, 2008, the redemption fees for Class A Shares, Class B Shares, Class C Shares and Institutional Shares amounted to $23,109, $3,216, $3,978 and $1,508, respectively.

4. FEDERAL TAX INFORMATION

At May 31, 2009, the cost of investments for federal tax purposes was $245,277,488. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates and outstanding foreign exchange contracts was $48,021,068. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $68,838,562 and net unrealized depreciation from investments for those securities having an excess of cost over value of $20,817,494.

At November 30, 2008, the Fund had a capital loss carryforward of $83,411,424 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2016.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp. is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.25% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2009, the Adviser voluntarily waived $341,876 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2009, the net fee paid to FAS was 0.090% of average daily net assets of the Fund. FAS waived $26,218 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2009, FSC voluntarily waived $28,251 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2009, FSC retained $31,875 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2009, FSC retained $3,108 in sales charges from the sale of Class A Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended May 31, 2009, FSSC did not receive any fees paid by the Fund. For the six months ended May 31, 2009, the Fund's Class A Shares did not incur a shareholder services fee.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.80%, 2.60%, 2.60% and 1.60%, respectively, for the fiscal year ending November 30, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through January 31, 2010.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2009, the Adviser reimbursed $6,270. Transactions with the affiliated company during the six months ended May 31, 2009 were as follows:

Affiliate	Balance of Shares Held 11/30/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	25,251,267	97,722,610	111,096,696	11,877,181	$11,877,181	$111,575

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the six months ended May 31, 2009, were as follows:

Purchases	$153,475,176
Sales	$160,645,572

7. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At May 31, 2009, the diversification of countries was as follows:

Country	Percentage of Total Net Assets
Japan	17.0%
United Kingdom	13.7%
Germany	9.6%
Canada	8.3%
China	5.6%
Hong Kong	5.1%
France	4.2%
Singapore	4.1%
Belgium	3.4%
Netherlands	3.4%
Spain	3.4%
Norway	3.2%
Korea	2.1%
Switzerland	1.8%
Bermuda	1.5%
United States	1.4%
Israel	1.3%
Sweden	1.3%
Italy	1.2%
Finland	1.1%
Chile	1.0%
Luxemburg	1.0%
Malaysia	1.0%
Australia	0.8%
Austria	0.7%
Cayman Islands	0.7%

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. LINE OF CREDIT

The Fund participates in a $75,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of May 31, 2009, there were no outstanding loans. During the six months ended May 31, 2009, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of May 31, 2009, there were no outstanding loans. During the six months ended May 31, 2009, the program was not utilized.

10. REGULATORY SETTLEMENT PROCEEDS

The Fund received $351,700 in settlement of administrative proceedings against other unaffiliated third parties involving findings by the SEC of market timing and/or late trading of mutual funds. The settlement is recorded as an increase to paid-in capital in the accompanying financial statements.

11. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

12. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB released Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements .. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory Contract - May 2009

FEDERATED INTERNATIONAL SMALL-MID COMPANY FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, it is believed that, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund intends to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund or its agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428U631

38754 (7/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                      Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated World Investment Series, Inc.

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	July 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	July 22, 2009

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	July 22, 2009